Other operating income/(expenses), net	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating income, net	Other operating income/(expenses), net

	2022	2021	2020

Other operating income	353,834	413,665	377,480
Revenue from incentives from Tesouro Direto, B3 and others (a)	284,661	366,163	352,879
Interest received on tax	15,436	7,604	5,521
Recovery of charges and expenses	5,945	4,473	1,798
Reversal of operating provisions	11,704	7,422	1,366
Other	36,088	28,003	15,916

Other operating expenses	(96,890)	(89,311)	(206,427)
Legal, administrative proceedings and agreement with customers	(8,563)	(3,667)	(45,277)
Losses on write-off and disposal of assets	(6,794)	(4,377)	(52,102)
Tax incentive expenses	(5,780)	(10,788)	(8,136)
Fines and penalties	(4,574)	(1,378)	(16,995)
Associations and regulatory fees	(15,118)	(11,714)	(13,524)
Charity	(34,005)	(30,171)	(41,654)
Other	(22,056)	(27,216)	(28,739)
Total	256,944	324,354	171,053